Other Balance Sheets Components - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivable, net:
Accounts receivable due from third parties, gross	$ 416,125	$ 620,632
Total gross amount	540,623	765,739
Allowance for credit losses:
Balance at the beginning of the year	(42,650)	(35,156)	$ (36,594)
Additional provision charged to expenses, net	(4,440)	(19,702)	(53,124)
Write-off	8,910	12,208	54,562
Balance at the end of the year	(38,180)	(42,650)	$ (35,156)
Accounts receivable, net	502,443	723,089
Alibaba
Accounts receivable, net:
Accounts receivable due from related parties, gross	75,347	89,344
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	0	0
Other related parties
Accounts receivable, net:
Accounts receivable due from related parties, gross	49,151	55,763
Allowance for credit losses:
Balance at the beginning of the year	0
Balance at the end of the year	$ (555)	$ 0